Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	145 Months Ended	200 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024
FROST GROWTH EQUITY FUND | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes) | FROST GROWTH EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%		11.10%	[1]
FROST GROWTH EQUITY FUND | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes) | FROST GROWTH EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%		13.83%	[1]
FROST GROWTH EQUITY FUND | Institutional Class Shares | FROST GROWTH EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent	29.97%	16.49%	15.23%		12.03%	[1]
FROST GROWTH EQUITY FUND | Institutional Class Shares | FROST GROWTH EQUITY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.27%	13.22%	11.79%		9.85%	[1]
FROST GROWTH EQUITY FUND | Institutional Class Shares | FROST GROWTH EQUITY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.68%	12.73%	11.56%		9.56%	[1]
FROST GROWTH EQUITY FUND | Investor Class Shares | FROST GROWTH EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent	29.56%	16.21%	14.94%		12.12%	[1]
FROST TOTAL RETURN BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%		2.72%	[2]
FROST TOTAL RETURN BOND FUND | A Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.36%	2.38%			2.73%	[2]
FROST TOTAL RETURN BOND FUND | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.43%	3.23%	3.24%		4.88%	[2]
FROST TOTAL RETURN BOND FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.20%	1.35%	1.49%		2.96%	[2]
FROST TOTAL RETURN BOND FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.78%	1.64%	1.70%		3.02%	[2]
FROST TOTAL RETURN BOND FUND | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.16%	2.97%	2.99%		4.65%	[2]
FROST CREDIT FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%	1.42%
FROST CREDIT FUND | Bloomberg U.S. Credit Index (“Credit Index”) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.03%	0.23%	2.29%	2.33%
FROST CREDIT FUND | Bloomberg U.S. Corporate High Yield Bond Index (“Bond Index”) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.19%	4.21%	5.17%	5.21%
FROST CREDIT FUND | Blended 50/50 Credit Index/Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.08%	2.25%	3.76%	3.80%
FROST CREDIT FUND | A Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.15%	3.77%		3.87%
FROST CREDIT FUND | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.25%	4.57%	4.70%	4.67%
FROST CREDIT FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.64%	2.43%	2.50%	2.51%
FROST CREDIT FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.84%	2.56%	2.61%	2.61%
FROST CREDIT FUND | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.01%	4.32%	4.43%	4.40%
FROST LOW DURATION BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%		2.72%	[4]
FROST LOW DURATION BOND FUND | Bloomberg U.S. 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.76%	1.29%	1.66%		2.14%	[4]
FROST LOW DURATION BOND FUND | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.86%	1.85%	1.83%		2.59%	[4]
FROST LOW DURATION BOND FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.98%	0.73%	0.89%		1.58%	[4]
FROST LOW DURATION BOND FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.86%	0.95%	0.99%		1.62%	[4]
FROST LOW DURATION BOND FUND | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.70%	1.59%	1.59%		2.30%	[4]

[1]	Institutional Class Shares were offered beginning April 25, 2008. Investor Class Shares were offered beginning June 30, 2008. Index comparison begins April 25, 2008.
[2]	Institutional Class Shares were offered beginning April 25, 2008. Investor Class Shares were offered beginning June 30, 2008. A Class Shares were offered beginning June 1, 2018. Index comparison begins April 25, 2008.
[3]	Institutional Class Shares and Investor Class Shares were offered beginning December 3, 2012. A Class Shares were offered beginning June 1, 2018. Index comparison begins December 3, 2012.
[4]	Institutional Class Shares were offered beginning April 25, 2008. Investor Class Shares were offered beginning June 30, 2008. Index comparison begins April 25, 2008.